NOTE 10 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 10 Derivative Liabilities
Derivative, Fair Value, Net		$ 774,954		$ 1,357,787		$ 1,025,691
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 240,258	240,258		1,792,582	708,611	$ 708,611
Debt Securities, Held-to-Maturity, Transfer, Derivative Hedge, Gain (Loss)		$ 342,575		1,706,536	$ 317,080
Debtor Reorganization Items, Write-off of Debt Issuance Costs and Debt Discounts				500,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net				$ 943,833